Commitments (Narrative) (Details) $ in Thousands	Dec. 31, 2023 USD ($)
Manitoba [Member]
Statements [Line Items]
Capital commitments	$ 10,066
Manitoba [Member] | Amounts which can be terminated [Member]
Statements [Line Items]
Capital commitments	7,322
British Columbia [Member]
Statements [Line Items]
Capital commitments	13,847
British Columbia [Member] | Amounts which can be terminated [Member]
Statements [Line Items]
Capital commitments	11,209
Peru [Member] | Amounts which can be terminated [Member]
Statements [Line Items]
Capital commitments	73,398
Copper World Complex in Arizona [Member]
Statements [Line Items]
Capital commitments	41,913
Copper World Complex in Arizona [Member] | Amounts which can be terminated [Member]
Statements [Line Items]
Capital commitments	$ 7,180